Parent company accounts - balance sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 169,085	£ 155,902
Cash collateral and settlement balances	88,085	97,616
Loans and advances at amortised cost	145,259	134,267
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Trading portfolio assets	146,871	127,664
Financial assets at fair value through the income statement	188,226	171,761
Derivative financial instruments	262,291	302,693
Financial assets at fair value through other comprehensive income	45,908	51,902
Investments in associates and joint ventures	24	24
Goodwill and intangible assets	1,449	1,154
Property, plant and equipment	1,248	1,537
Current tax assets	589	424
Deferred tax assets	2,981	2,552
Retirement benefit assets	3,879	1,814
Other assets	2,706	1,440
Total assets	1,061,778	1,059,731
Liabilities
Deposits at amortised cost	262,828	244,696
Cash collateral and settlement balances	79,047	85,549
Repurchase agreements and other similar secured borrowing	12,769	10,443
Debt securities in issue	48,388	29,423
Subordinated liabilities	32,185	32,005
Trading portfolio liabilities	53,291	46,139
Financial liabilities designated at fair value	251,131	249,626
Derivative financial instruments	256,523	300,580
Current tax liabilities	738	644
Deferred tax liabilities	6	225
Retirement benefit liabilities	246	232
Other liabilities	7,249	5,251
Provisions	890	1,208
Total liabilities	1,005,291	1,006,021
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	9,693	8,621
Other reserves	861	3,183
Retained earnings	43,585	39,558
Total equity	56,487	53,710
Total liabilities and equity	1,061,778	1,059,731
Barclays Bank PLC
Assets
Cash and balances at central banks	144,964	133,386
Cash collateral and settlement balances	75,571	87,723
Loans and advances at amortised cost	199,782	191,538
Reverse repurchase agreements and other similar secured lending	4,982	11,535
Trading portfolio assets	96,724	84,089
Financial assets at fair value through the income statement	236,577	203,073
Derivative financial instruments	234,409	297,129
Financial assets at fair value through other comprehensive income	44,163	50,308
Investments in associates and joint ventures	12	13
Investment in subsidiaries	19,134	17,780
Goodwill and intangible assets	109	112
Property, plant and equipment	128	425
Current tax assets	671	545
Deferred tax assets	1,679	1,171
Retirement benefit assets	3,825	1,812
Other assets	1,941	913
Total assets	1,064,671	1,081,552
Liabilities
Deposits at amortised cost	286,761	272,190
Cash collateral and settlement balances	56,419	68,862
Repurchase agreements and other similar secured borrowing	29,202	27,722
Debt securities in issue	32,585	17,221
Subordinated liabilities	31,875	31,852
Trading portfolio liabilities	50,116	48,093
Financial liabilities designated at fair value	291,062	267,137
Derivative financial instruments	227,991	292,538
Current tax liabilities	392	336
Deferred tax liabilities	6	225
Retirement benefit liabilities	104	104
Other liabilities	4,597	3,145
Provisions	699	984
Total liabilities	1,011,809	1,030,409
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	14,400	13,328
Other reserves	(1,236)	776
Retained earnings	37,350	34,691
Total equity	52,862	51,143
Total liabilities and equity	£ 1,064,671	£ 1,081,552